Accounts receivable, net (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable, Net [Abstract]
Balance as of January 1	$ (96,900)	$ (97,400)	$ (81,641)
Increase in allowance	(7,862)	(14,800)	(18,405)
Amounts written off	24,826	15,287	2,818
Currency translation effect	(1)	13	(172)
Balance as of December 31,	$ (79,937)	$ (96,900)	$ (97,400)